Taxes and Other Receivables (Details) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of taxes and other receivables
Government grants		$ 562		$ 34,168
Other receivables		9,010	11,062	11,331
Taxes and other receivables	$ 14,082	$ 9,572	$ 11,062	$ 45,499